Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share Base Compensation Expense Allocation

Stock-based compensation cost that has been expensed in the statements of operations amounted to $118,180 and $33,915 for the three months ended June 30, 2013 and 2012 and $598,486 and $79,948 for the six months ended June 30, 2013 and 2012, allocated as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Research and development	$37,463	$10,751	$189,720	$25,344
General and administrative	80,717	23,164	408,766	54,604

	$118,180	$33,915	$598,486	$79,948

Stock-based compensation cost that has been expensed in the statements of operations amounted to $127,488 and $1,334,729 for the years ended December 31, 2012 and 2011, allocated as follows:

	Year ended December 31
	2012	2011
Research and development	$40,414	$423,109
General and administrative	87,074	911,620

	$127,488	$1,334,729